Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Investment Assets Fair Value

The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value:

	Thousands of Dollars
	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$472,047	—	—	472,047
Common Stock	1,257,760	—	—	1,257,760
Short Term Investment Fund	8,045	—	—	8,045
Total	$1,737,852	—	—	1,737,852
Goldman Sachs Core Plus Fixed Income CCT measured at Net Asset Value (NAV) practical expedient				43,130
JPMCB Large Cap Growth Fund; Class CF-E CCT measured at NAV practical expedient				509,253
Vanguard Trusts measured at NAV practical expedient				5,457,576
Total Investments at Fair Value				$7,747,811

	Thousands of Dollars
	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$922,326	—	—	922,326
Common Stock	1,204,394	—	—	1,204,394
Short Term Investment Fund	26,835	—	—	26,835
Total	$2,153,555	—	—	2,153,555
Goldman Sachs Core Plus Fixed Income CCT measured at NAV practical expedient				28,032
Vanguard Trusts measured at NAV practical expedient				4,755,078
Total Investments at Fair Value				$6,936,665